Immaterial Correction of Errors in Prior Periods	12 Months Ended
Dec. 31, 2017
Accounting Changes And Error Corrections [Abstract]
Immaterial Correction of Errors in Prior Periods

(2) Immaterial Correction of Errors in Prior Periods

During the first quarter of 2017, the Company identified errors related to the calculation of the gain on sale of containers, net and lease concessions that had not properly been recognized. In accordance with ASC 250, the Company evaluated the materiality of the errors from both a quantitative and qualitative perspective, and concluded that the errors were immaterial to the Company’s prior period interim and annual consolidated financial statements. Since these revisions were not material to any prior period interim or annual consolidated financial statements, no amendments to previously filed interim or annual reports are required. Consequently, the Company has adjusted for the errors by revising its historical consolidated balance sheet presented herein resulting in a $839 increase in accounted receivable, net, a $2,792 decrease in containers, net, a $1,821 decrease in retained earnings and a $132 decrease in noncontrolling interests recorded in the consolidated balance sheet as of December 31, 2016. For the year ended December 31, 2016, the correction of the errors also resulted in a decrease in gain on sale of containers, net of $2,792 and an increase of $839 in lease rental income, resulting in a decrease of $1,821 in net income (loss) recorded in the consolidated statements of comprehensive income (loss).